Cash flow from operations	12 Months Ended
Jun. 30, 2025
Cash flow from operations
Cash flow from operations
27	Cash flow from operations

		2025	2024	2023
for the year ended 30 June	Note	Rm	Rm	Rm
Earnings/(loss) before interest and tax (EBIT/(LBIT))		18 819	(27 305)	21 520
Adjusted for
share of profits of equity accounted investments		(1 623)	(1 758)	(2 623)
equity-settled share-based payment	32	914	986	1 033
depreciation and amortisation		14 002	15 644	16 491
effect of remeasurement items	8	19 645	75 414	33 898
movement in long-term provisions
income statement charge	29	(2 807)	(651)	(718)
utilisation	29	(769)	(459)	(811)
movement in short-term provisions		87	280	(261)
movement in post-retirement benefits		272	373	381
translation effects		799	673	(1 821)
write-down of inventories to net realisable value		171	370	948
movement in financial assets and liabilities		(3 063)	(4 588)	(6 708)
movement in other receivables and payables		334	(1 119)	(5 205)
other non-cash movements[1]		(254)	(698)	463
		46 527	57 162	56 587
1	Other non-cash movements include movements in deferred income, expected credit losses and long-term prepaid expenses.